Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000092548 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ironclad Managed Risk Fund (IRONX)
Average Annual Return, Percent	10.81%	10.52%	7.06%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
CBOE S And P 500 One Week PutWrite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 One-Week PutWrite Index
Average Annual Return, Percent	7.09%	4.98%	3.25%